Accounts Receivable, Net - Schedule of Allowances for Expected Credit Loss (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Accounts Receivable, Net [Abstract]
Balance at beginning of the period/year	$ (100,535)	$ (4,306)
Reversal (Provision)	11,566	(96,229)
Ending balance	$ (88,969)	$ (100,535)